FINANCIAL STATEMENT DETAILS - Property and Equipment, Net (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Building, capitalized software, leasehold improvements and equipment	$ 482,331	$ 502,966
Accumulated depreciation and amortization	(207,401)	(200,549)
Building, capitalized software, leasehold improvements and equipment, net	274,930	302,417
Buildings and leasehold improvements
Property, Plant and Equipment [Line Items]
Building, capitalized software, leasehold improvements and equipment	195,502	239,849
Capitalized software and computer equipment
Property, Plant and Equipment [Line Items]
Building, capitalized software, leasehold improvements and equipment	149,693	123,645
Furniture and other equipment
Property, Plant and Equipment [Line Items]
Building, capitalized software, leasehold improvements and equipment	83,501	84,305
Land
Property, Plant and Equipment [Line Items]
Building, capitalized software, leasehold improvements and equipment		11,590
Projects in progress
Property, Plant and Equipment [Line Items]
Building, capitalized software, leasehold improvements and equipment	$ 53,635	$ 43,577